Financial Risk Management - Impact on Income Before Income Tax of a Hypothetical Change in Exchange Rates (Detail) - Currency risk [member] ₩ in Millions	Dec. 31, 2017 KRW (₩)
If increased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	₩ 8,026
If decreased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	(8,026)
US Dollar [member] | If increased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	5,590
US Dollar [member] | If decreased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	(5,590)
Euro [member] | If increased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	1,997
Euro [member] | If decreased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	(1,997)
Yen [member] | If increased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	405
Yen [member] | If decreased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	(405)
Other currencies [member] | If increased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	34
Other currencies [member] | If decreased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	₩ (34)